CUSTOMER DEPOSITS - Effective Interest Rates (Details)	Dec. 31, 2021	Dec. 31, 2020
Colombia, Pesos | Bottom of range [member] | Interest-bearing checking accounts [member]
Disclosure of Customer Deposits [Line Items]
Borrowings, interest rate	0.05%	0.07%
Colombia, Pesos | Bottom of range [member] | Savings accounts [member]
Disclosure of Customer Deposits [Line Items]
Borrowings, interest rate	0.01%	0.01%
Colombia, Pesos | Bottom of range [member] | Fixed term deposit certificates [member]
Disclosure of Customer Deposits [Line Items]
Borrowings, interest rate	0.05%	0.01%
Colombia, Pesos | Top of range [member] | Interest-bearing checking accounts [member]
Disclosure of Customer Deposits [Line Items]
Borrowings, interest rate	3.69%	3.20%
Colombia, Pesos | Top of range [member] | Savings accounts [member]
Disclosure of Customer Deposits [Line Items]
Borrowings, interest rate	6.03%	5.07%
Colombia, Pesos | Top of range [member] | Fixed term deposit certificates [member]
Disclosure of Customer Deposits [Line Items]
Borrowings, interest rate	10.15%	10.30%
Foreign currency [member] | Bottom of range [member] | Interest-bearing checking accounts [member]
Disclosure of Customer Deposits [Line Items]
Borrowings, interest rate	0.01%	0.03%
Foreign currency [member] | Bottom of range [member] | Savings accounts [member]
Disclosure of Customer Deposits [Line Items]
Borrowings, interest rate	0.01%	0.03%
Foreign currency [member] | Bottom of range [member] | Fixed term deposit certificates [member]
Disclosure of Customer Deposits [Line Items]
Borrowings, interest rate	0.01%	0.01%
Foreign currency [member] | Top of range [member] | Interest-bearing checking accounts [member]
Disclosure of Customer Deposits [Line Items]
Borrowings, interest rate	5.50%	5.85%
Foreign currency [member] | Top of range [member] | Savings accounts [member]
Disclosure of Customer Deposits [Line Items]
Borrowings, interest rate	8.00%	8.00%
Foreign currency [member] | Top of range [member] | Fixed term deposit certificates [member]
Disclosure of Customer Deposits [Line Items]
Borrowings, interest rate	10.35%	10.35%